UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE ALL CAP VALUE FUND

FORM N-Q

JUNE 30, 2014

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited)	June 30, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 8.7%
Diversified Consumer Services - 0.2%
Sotheby’s Holdings Inc.	106,460	$4,470,255

Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	662,700	24,950,655

Leisure Products - 0.4%
Mattel Inc.	224,370	8,743,699

Media - 3.3%
Walt Disney Co.	768,970	65,931,488

Specialty Retail - 3.0%
Home Depot Inc.	731,150	59,193,904

Textiles, Apparel & Luxury Goods - 0.6%
Coach Inc.	323,480	11,059,781

TOTAL CONSUMER DISCRETIONARY		174,349,782

CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 0.5%
Safeway Inc.	280,971	9,648,544

Food Products - 2.1%
Unilever PLC	921,750	41,819,068

TOTAL CONSUMER STAPLES		51,467,612

ENERGY - 14.7%
Energy Equipment & Services - 1.4%
Halliburton Co.	397,580	28,232,156

Oil, Gas & Consumable Fuels - 13.3%
Chevron Corp.	525,490	68,602,720
Devon Energy Corp.	561,310	44,568,014
Exxon Mobil Corp.	417,706	42,054,640
Hess Corp.	450,380	44,538,078
Marathon Oil Corp.	293,270	11,707,338
Newfield Exploration Co.	326,530	14,432,626	*
Occidental Petroleum Corp.	292,570	30,026,459
Royal Dutch Shell PLC, ADR, Class B Shares	138,880	12,083,949

Total Oil, Gas & Consumable Fuels		268,013,824

TOTAL ENERGY		296,245,980

FINANCIALS - 29.4%
Banks - 12.0%
Citigroup Inc.	1,083,680	51,041,328
First Republic Bank	441,080	24,254,989
JPMorgan Chase & Co.	1,020,720	58,813,886
KeyCorp	1,863,270	26,700,659
Regions Financial Corp.	3,015,084	32,020,192
U.S. Bancorp	1,097,940	47,562,761

Total Banks		240,393,815

Capital Markets - 8.1%
BlackRock Inc.	108,610	34,711,756
Franklin Resources Inc.	477,660	27,627,854
Goldman Sachs Group Inc.	251,530	42,116,183
Greenhill & Co. Inc.	203,030	9,999,228
State Street Corp.	733,552	49,338,708

Total Capital Markets		163,793,729

Insurance - 5.5%
Allied World Assurance Co. Holdings AG	1,187,484	45,148,142
Axis Capital Holdings Ltd.	784,620	34,742,973

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY	SHARES	VALUE
Insurance - (continued)
Chubb Corp.	329,370	$30,358,033

Total Insurance		110,249,148

Real Estate Investment Trusts (REITs) - 2.4%
Pebblebrook Hotel Trust	704,325	26,031,852
Weyerhaeuser Co.	655,242	21,681,958

Total Real Estate Investment Trusts (REITs)		47,713,810

Real Estate Management & Development - 1.4%
Jones Lang LaSalle Inc.	227,090	28,701,905

TOTAL FINANCIALS		590,852,407

HEALTH CARE - 12.1%
Pharmaceuticals - 12.1%
GlaxoSmithKline PLC, ADR	414,200	22,151,416
Johnson & Johnson	566,040	59,219,105
Merck & Co. Inc.	1,262,860	73,056,451
Novartis AG, ADR	788,400	71,373,852
Teva Pharmaceutical Industries Ltd., ADR	347,680	18,225,386

TOTAL HEALTH CARE		244,026,210

INDUSTRIALS - 12.8%
Aerospace & Defense - 5.8%
Boeing Co.	400,040	50,897,089
Honeywell International Inc.	379,580	35,281,961
Raytheon Co.	320,320	29,549,520

Total Aerospace & Defense		115,728,570

Airlines - 0.4%
Alaska Air Group Inc.	80,580	7,659,129

Construction & Engineering - 1.4%
EMCOR Group Inc.	153,572	6,838,561
Fluor Corp.	186,050	14,307,245
Jacobs Engineering Group Inc.	133,620	7,119,274	*

Total Construction & Engineering		28,265,080

Industrial Conglomerates - 2.0%
General Electric Co.	1,106,770	29,085,916
McDermott International Inc.	1,357,790	10,984,521	*

Total Industrial Conglomerates		40,070,437

Machinery - 3.2%
Allison Transmission Holdings Inc.	652,820	20,302,702
Joy Global Inc.	369,040	22,725,483
Stanley Black & Decker Inc.	243,530	21,386,805

Total Machinery		64,414,990

TOTAL INDUSTRIALS		256,138,206

INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 3.0%
Cisco Systems Inc.	1,305,700	32,446,645
Plantronics Inc.	128,890	6,193,165
Telefonaktiebolaget LM Ericsson, ADR	1,882,390	22,739,271

Total Communications Equipment		61,379,081

Internet Software & Services - 0.9%
eBay Inc.	348,440	17,442,906	*

Semiconductors & Semiconductor Equipment - 6.4%
Applied Materials Inc.	851,650	19,204,707
KLA-Tencor Corp.	350,470	25,458,141
Samsung Electronics Co., Ltd., GDR	33,300	21,511,800
Teradyne Inc.	1,156,900	22,675,240
Texas Instruments Inc.	513,610	24,545,422

See Notes to Schedule of Investments.

CLEARBRIDGE ALL CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2014

SECURITY			SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Veeco Instruments Inc.			399,120	$14,871,211	*

Total Semiconductors & Semiconductor Equipment				128,266,521

Software - 0.8%
Symantec Corp.			735,230	16,836,767

Technology Hardware, Storage & Peripherals - 2.0%
Apple Inc.			428,960	39,863,253

TOTAL INFORMATION TECHNOLOGY				263,788,528

MATERIALS - 3.6%
Chemicals - 1.1%
E.I. du Pont de Nemours & Co.			332,680	21,770,579

Metals & Mining - 2.5%
BHP Billiton Ltd., ADR			324,790	22,231,876
Nucor Corp.			584,370	28,780,222

Total Metals & Mining				51,012,098

TOTAL MATERIALS				72,782,677

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.3%
AT&T Inc.			700,320	24,763,315

Wireless Telecommunication Services - 1.4%
Vodafone Group PLC, Sponsored ADR			861,851	28,777,189

TOTAL TELECOMMUNICATION SERVICES				53,540,504

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,234,303,856)				2,003,191,906

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.3%
Repurchase Agreements - 0.3%
Interest in $2,100,000,000 joint tri-party repurchase agreement dated 6/30/14 with RBS Securities Inc.; Proceeds at maturity - $5,680,196; (Fully collateralized by various U.S. government obligations, 0.125% to 2.625% due 7/15/14 to 2/15/42; Market value - $5,793,801)	0.050%	7/1/14	$5,680,188	5,680,188

Interest in $243,197,000 joint tri-party repurchase agreement dated 6/30/14 with Deutsche Bank Securities Inc.; Proceeds at maturity - $657,813; (Fully collateralized by various U.S. government obligations, 0.000% due 8/15/17 to 11/15/42; Market value - $677,546)	0.050%	7/1/14	657,812	657,812

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,338,000)				6,338,000

TOTAL INVESTMENTS - 100.0% (Cost - $1,240,641,856#)				2,009,529,906
Other Assets in Excess of Liabilities - 0.0%				323,230

TOTAL NET ASSETS - 100.0%				$2,009,853,136

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge All Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$2,003,191,906	—	—	$2,003,191,906

Short-term investments†	—	$6,338,000	—	6,338,000

Total investments	$2,003,191,906	$6,338,000	—	$2,009,529,906

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2014 securities valued at $63,330,868 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At June 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$787,743,212
Gross unrealized depreciation	(18,855,162)

Net unrealized appreciation	$768,888,050

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	August 20, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 20, 2014